Fair value measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Liabilities
Warrant liabilities	$ 41,237	$ 11,090
Recurring
Assets
Cash equivalents	33,579
Total Assets	33,579
Liabilities
Warrant liabilities	41,237	11,090
Total liabilities	41,237	11,090
Recurring | Level I
Assets
Cash equivalents	33,579
Total Assets	33,579
Recurring | Level III
Liabilities
Warrant liabilities	41,237	11,090
Total liabilities	$ 41,237	$ 11,090